Shareholder Fees	Oct. 08, 2021
First Trust Multi-Manager Small Cap Opportunities ETF | First Trust Multi-Manager Small Cap Opportunities ETF
Shareholder Fees:
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none